Supplemental Financial Statement Information	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Supplemental Financial Statement Information
6. Supplemental Financial Statement Information
As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.

Property and equipment consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Land	$—	$15,459
Buildings	—	18,086
Leasehold improvements	868	3,393
Medical and surgical equipment	—	2,953
Electrical and other equipment	21	508
Computer equipment, furniture and fixtures	16,222	12,029
Vehicles	302	185
Capitalized software development costs	4,404	3,837
Construction in progress	2,590	4,363

	24,407	60,813
Accumulated depreciation and amortization	(10,338)	(4,741)

Total property and equipment, net	$14,069	$56,072

As discussed in Note 4,
Assets and Liabilities Held for Sale
, $4.6 million of property and equipment are included in assets held for sale, noncurrent, in the consolidated balance sheet as of December 31, 2022.
Depreciation expense was $7.8 million and $4.7 million for the years ended December 31, 2022 and 2021, respectively.
Accrued expenses consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Accrued professional fees	$14,245	$10,238
Accrued products and licenses	17,820	17,889
Accrued payroll and bonuses	5,163	3,939
Accrued interest on debt	741	1,227
Other accruals	794	2,791

Total accrued expenses	$38,763	$36,084